RANSON & ASSOCIATES, INC.
                         250 NORTH ROCK ROAD, SUITE 150
                             WICHITA, KANSAS  67206



                                  April 4, 2001



By EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549



     Re:                          Eagle Funds
                         File Nos.  811-09609, 333-88553
                         -------------------------------

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the form of prospectus and statement of additional information contained in the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the above-referenced Fund does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on March 30, 2001.

                                EAGLE FUNDS


                                BY: /s/ ROBIN K. PINKERTON
                                   ----------------------------
                                           President